Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

E.I.N. 72-1229752 / PN 003
SAVINGS PLAN OF ENTERGY CORPORATION AND SUBSIDIARIES
Schedule of Assets (Held at End of Year)
As of December 31, 2025
Plan Sponsor: Entergy Corporation

	Interest	Maturity		Current
Description	Rate	Date	Cost	Value

Loans to participants*	2.25% - 9.50%	09/23/2025 - 09/27/2045	N/A	$41,595,685	**

* Party-in-interest
** Net of $1,025,415 in deemed loan distributions